Pension and Severance Benefits - Unrecognized Costs (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Unrecognized actuarial losses	$ 18,438	$ 23,156
Unrecognized prior service costs	$ 692	$ 820